Share-Based Compensation - Summary of Classification of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 5,026	$ 690	¥ 3,122	¥ 3,168
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	4,892	672	2,939	3,001
Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 134	$ 18	¥ 183	¥ 167